Loan Receivable and Accrued Interest, Net	12 Months Ended
Mar. 31, 2023
Loan Receivable and Accrued Interest, Net [Abstract]
LOAN RECEIVABLE AND ACCRUED INTEREST, NET

NOTE 5 – LOAN RECEIVABLE AND ACCRUED INTEREST, NET

Loan receivable and accrued interest as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	81,000
Loan receivable and accrued interest, at cost	1,581,000	1,581,000
Less: allowance for loan receivable and accrued interest	(1,581,000)	-
Loan receivable and accrued interest, net	$-	$1,581,000

Short-term loan of $1.5 million at 5.4% annual interest rate was made to RH Holdings Management (HK) Limited from June 1, 2019, to May 31, 2020. The loan receivable is overdue, and the Company has made efforts to collect the balance via court order. As no collection has been made as of March 31, 2023, the Company expected the balance would not be collected and recorded bad debt expenses of $1,581,000 for the year ended March 31, 2023.